ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares						Fair Value
	OPEN END FUNDS — 71.2%
	FIXED INCOME - 71.2%
9,878,841	DoubleLine Low Duration Bond Fund (Cost $98,393,442)					$ 98,294,470

Principal Amount ($)				Coupon Rate (%)	Maturity
	CORPORATE BONDS 0.0%(a)
	MACHINERY 0.0%(a)
52,619	INVEPAR A-1(b) (c) (d) (e) (f) (Cost $2,502)			0.0000	12/30/28	—

Shares
	WARRANT — 0.0%(a)
	ENGINEERING & CONSTRUCTION - 0.0% (a)
43,904	OAS S.A. (Brazil) (c) (d) (e) (Cost $8,837)					–

Contracts
	EQUITY OPTIONS PURCHASED - 20.8%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 20.8%
159,018	NOMURA CALL OPTION ISAM SHARES	Nomura	08/16/2023	$ 0.001	$ 11,411,581	$ 11,819,524
158,299	NOMURA CALL OPTION WNTN SHARES	Nomura	08/16/2023	0.001	10,823,587	11,243,757
25,987	NOMURA CALL OPTION WNTN TRND SHARES	Nomura	08/16/2023	0.001	5,763,492	5,740,355
	TOTAL CALL OPTIONS PURCHASED (Cost - $27,998,659)					28,803,636

	TOTAL INVESTMENTS – 92.0% (Cost $126,403,440)					$ 127,098,105
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.0%					11,017,341
	NET ASSETS - 100.0%					$ 138,115,446

S/A	- Société Anonyme

(a)	Percentage rounds to less than 0.1%.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is $0 or 0% of net assets.
(c)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of September 30, 2021.
(d)	Illiquid holdings.
(e)	Non-Income producing.
(f)	Defaulted bond.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2021

	ISAM Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Expiration Date	Notional Value at September 30, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	11	2 Year Treasury Note Future	Dec-21	2,420,602	$ (3,063)	(0.00)%
	360	Australian 3 Year Bond Future	Dec-21	30,293,926	(56,774)	(0.04)%
	51	Australian Bills Future	Sep-22	2,631,265	(2,297)	(0.00)%
	47	Australian Bills Future	Dec-22	2,423,996	(374)	(0.00)%
	20	Carbon Emission Future	Dec-21	1,429,898	312,961	0.23%
	19	Coffee NY Future	Dec-21	1,382,250	69,150	0.05%
	30	Cotton Future	Dec-21	1,587,000	274,560	0.20%
	11	Euro BTP Future	Dec-21	1,935,539	(29,066)	(0.02)%
	151	Euro BTS Future	Dec-21	19,883,103	(24,816)	(0.02)%
	130	Kosdaq 150 index Future	Dec-21	1,596,316	(33,194)	(0.02)%
	32	LME Aluminum Future	Dec-21	2,285,800	240,868	0.17%
	25	LME Nickel Future	Dec-21	2,690,475	(133,504)	(0.10)%
	45	LME Zinc Future	Dec-21	3,360,375	(10,660)	(0.01)%
	34	Natural Gas Future	Nov-21	1,994,780	331,800	0.24%
	99	Sugar NY Future	Mar-22	2,255,299	64,120	0.05%
				Subtotal	999,711
	Short Contracts
	(73)	Bean Meal Future	Dec-21	2,399,510	156,190	0.11%
	(49)	ERX 2 Bund Future	Dec-21	6,366,736	-	0.00%
	(9)	Gold Future	Dec-21	1,581,300	(10,470)	(0.01)%
	(39)	H-Share Future	Oct-21	2,184,074	(18,173)	(0.01)%
	(1)	Japan Bond Future	Dec-21	1,360,362	2,426	0.00%
	(48)	Korean 10 year Bond Future	Dec-21	5,031,996	39,052	0.03%
	(46)	Korean Bond Future	Dec-21	4,247,346	(1,173)	(0.00)%
	(43)	Lcattle Future	Dec-21	2,162,470	49,420	0.04%
	(310)	Life Euribor Future	Sep-22	6,439,204	11,479	0.01%
	(13)	LME Nickel Future	Dec-21	1,399,047	100,878	0.07%
	(8)	Long Gilt Future	Dec-21	1,349,017	15,414	0.01%
	(17)	Silver Future	Dec-21	1,873,995	78,230	0.06%
	(146)	Sterling Future	Dec-22	1,742,117	55,791	0.04%
	(179)	Sterling Future	Sep-22	2,137,391	105,038	0.08%
				Subtotal	584,102
	CREDIT DEFUALT SWAPS
	Number of Contracts	Description	Maturity Date	Notional Value at September 30, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets

	5,050,000	Markit CDX North America Investment Grade Index	12/20/2026	$ 5,050,000	$ 119,500	0.09%
	1,350,000	Markit CDX North America High Yield Index	12/20/2026	1,350,000	124,120	0.09%
	1,150,000	MARKIT ITRX EUROPE	12/20/2026	1,331,700	135,751	0.10%
	4,250,000	MARKIT ITRX EUROPE	12/20/2026	4,921,500	110,978	0.08%
	2,950,000	MARKIT ITRX EUROPE	12/20/2026	3,416,100	66,829	0.05%
				Subtotal	$ 557,178
	INTEREST RATE SWAPS
	Number of Contracts	Description	Maturity Date	Notional Value at September 30, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	40,000,000	CNY Rate Swap	12/15/2023	8,830,022	33,791	0.02%
	50,000,000	USD Rate Swap	12/20/2023	11,111,111	(102)	(0.00)%
	600,000,000	JPY Rate Swap	3/20/2024	1,331,407	256,323	0.19%
	20,000,000	USD Rate Swap	12/15/2026	10,416,667	(1,415)	(0.00)%
	3,000,000	GBP Rate Swap	12/16/2026	2,105,313	42,074	0.03%
	3,000,000,000	KRW Rate Swap	12/16/2026	1,562,500,000	20,356	0.01%
	6,000,000	NZD Rate Swap	12/16/2026	2,155,938	128,156	0.09%
	10,000,000	PLN Rate Swap	12/16/2026	1,308,854	131,114	0.09%
	25,000,000	USD Rate Swap	12/16/2026	13,020,833	(4,591)	(0.00)%
	40,000,000	CZK Rate Swap	3/17/2032	1,903,292	1,713,144	1.24%
	2,000,000	NZD Rate Swap	3/17/2032	1,437,292	44,819	0.03%
	2,000,000	SGD Rate Swap	3/17/2032	1,534,375	103,365	0.07%
	25,000,000	ZAR Rate Swap	3/17/2032	1,727,578	(233,702)
				Subtotal	$ 2,233,332
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	12/15/21	USD/NZD	2,050,000	2,058,533	58,333	0.04%

	To Sell:
	12/15/21	USD/PEN	2,300,000	2,317,687	18,984	0.01%
	12/15/21	USD/PHP	1,900,000	1,914,990	(1,147)	(0.00)%
				Subtotal	$ 17,837

				All Other Investments	7,369,031
				Total Value of Purchased Option	11,819,524

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2021

	WNTN Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at September 30, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	49	5 Year T Note Future			Dec-21	6,014,367	$ (29,164)	(0.02)%
	40	Australian 10 Yr Bond Future			Dec-21	4,089,689	(74,890)	(0.05)%
	293	Australian 3 Yr Bond Future			Dec-21	24,655,889	(47,920)	(0.03)%
	26	Austratlian Treasury Bill Future			Dec-21	1,342,058	(36)	(0.00)%
	31	Austratlian Treasury Bill Future			Mar-22	1,599,988	(998)	(0.00)%
	19	Austratlian Treasury Bill Future			Jun-22	980,517	(552)	(0.00)%
	21	Austratlian Treasury Bill Future			Sep-22	1,083,462	(908)	(0.00)%
	104	British Pount Future			Dec-21	8,758,100	(204,363)	(0.15)%
	17	Canadian Bond Future			Dec-21	1,918,854	(40,158)	(0.03)%
	31	Canadian Dollar Future			Dec-21	2,444,350	2,493	0.00%
	19	Cotton Future			Dec-21	1,005,100	105,420	0.08%
	19	Cotton Future			Mar-22	986,860	131,360	0.10%
	4	E-Mini Nasdaq Future			Dec-21	1,174,600	(50,128)	(0.04)%
	14	E-Mini S&P 500 Future			Dec-21	3,008,425	(88,840)	(0.06)%
	53	Eurodollars Future			Sep-22	943,447	(3,138)	(0.00)%
	47	Eurodollars Future			Dec-22	835,131	(8,538)	(0.01)%
	44	Eurodollars Future			Mar-23	780,764	(13,513)	(0.01)%
	12	Euro BTP Future			Dec-21	2,111,497	(24,434)	(0.02)%
	35	Euro BTS Future			Dec-21	4,608,666	(5,315)	(0.00)%
	6	Euro Oat Future			Dec-21	1,153,021	(18,621)	(0.01)%
	8	Heating Oil Future			Nov-21	785,736	28,539	0.02%
	23	Hogs Future			Dec-21	785,680	77,940	0.06%
	2	Japan Bond Future			Dec-21	2,720,724	(8,448)	(0.01)%
	24	LME Aluminum Future			Oct-21	1,709,850	186,325	0.13%
	19	LME Aluminum Future			Nov-21	1,356,956	112,755	0.08%
	8	LME Nickel Future			Nov-21	861,144	(50,041)	(0.04)%
	25	Natural Gas Future			Nov-21	1,466,750	176,360	0.13%
	27	Natural Gas Future			Dec-21	1,617,570	177,890	0.13%
	16	New Zealand Dollar Future			Dec-21	1,103,840	(29,985)	(0.02)%
	4	OSK Nikkei Future			Dec-21	1,059,028	(16,356)	(0.01)%
	63	Peso Future			Dec-21	1,525,860	(40,875)	(0.03)%
	37	Sugar #11 Future			May-22	818,854	15,579	0.01%
	7	T-Bond Future			Dec-21	1,114,531	(24,195)	(0.02)%
	32	T-note Future			Dec-21	4,211,500	(43,922)	(0.03)%
	6	Topix Future			Dec-21	1,094,886	(9,122)	(0.01)%
						Subtotal	$ 180,201

	Number of Contracts	Description			Expiration Date	Notional Value at September 30, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Short Contracts
	(78)	Australian Dollar Future			Dec-21	5,637,060	$ 46,000	0.03%
	(124)	Euro Future			Dec-21	17,949,000	302,215	0.22%
	(6)	Gold Future			Dec-21	1,054,200	(5,380)	(0.00)%
	(7)	HK Index Future			Oct-21	1,102,366	(5,079)	(0.00)%
	(14)	H-Shares Index Future			Oct-21	784,027	(10,660)	(0.01)%
	(23)	LME Aluminum Future			Oct-21	1,638,606	(4,672)	(0.00)%
	(19)	Swiss Franc Future			Dec-21	2,549,563	26,937	0.02%
	(122)	Yen Future			Dec-21	13,705,175	103,486	0.07%
						Subtotal	452,847

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	10/04/21	USD	2,300,000	BRL	12,192,271	$ 2,299,743	$ 60,023	0.04%
	12/15/21	CNH	40,000,000	USD	6,151,056	6,204,000	20,285	0.01%
	12/15/21	ZAR	16,000,000	USD	1,095,768	1,061,424	(44,381)	(0.03)%

	To Sell:
	10/04/21	USD	2,300,000	BRL	12,376,344	2,299,743	$ (26,209)	(0.02)%
	11/03/21	USD	2,100,000	BRL	11,249,530	2,108,599	(42,061)	(0.03)%
	12/15/21	CNH	13,500,000	USD	2,079,551	2,093,850	(3,276)	(0.00)%
	10/29/21	USD	1,900,000	RUB	139,369,261	1,910,046	6,282	0.00%
						Subtotal	$ (29,337)

						All Other Investments	10,580,023
						Total Value of Purchased Option	11,243,757

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2021

	WNTN TRND Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Expiration Date	Notional Value at September 30, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	5	2 Year Treasury Note Future	Dec-21	1,100,273	(1,297)	(0.00)%
	4	5 Year Treasury Ntoe Future	Dec-21	490,969	(3,445)	(0.00)%
	91	Aussie 3 Year Bond Future	Dec-21	7,657,631	(17,055)	(0.01)%
	10	Aussie 10 Year Bond Future	Dec-21	1,022,422	(18,911)	(0.01)%
	13	Aussie Bills Future	Dec-21	671,029	356	0.00%
	13	Aussie Bills Future	Mar-22	670,963	(463)	(0.00)%
	7	Aussie Bills Future	Jun-22	361,243	(125)	(0.00)%
	7	Aussie Bills Future	Sep-22	361,154	(338)	(0.00)%
	5	Australian Index 200 Future	Dec-21	658,831	(9,124)	(0.01)%
	41	British Pound Index Future	Dec-21	3,452,713	(91,513)	(0.07)%
	6	Canadian Dollar Index Future	Dec-21	473,100	1,700	0.00%
	9	Cotton Future	Dec-21	476,100	57,890	0.04%
	1	Dax Index Future	Dec-21	442,588	(11,739)	(0.01)%
	4	Emini Nasdaq Future	Dec-21	1,174,600	(55,776)	(0.04)%
	10	Emini S&P Future	Dec-21	2,148,875	(68,525)	(0.05)%
	3	Euro BTS Future	Dec-21	395,029	(486)	(0.00)%
	2	Euro Bund Future	Dec-21	393,303	(5,628)	(0.00)%
	27	Euro Stoxx Future	Dec-21	1,265,648	(32,169)	(0.02)%
	4	Gasoline Blendstock Future	Nov-21	368,592	14,931	0.01%
	4	Heating Oil Future	Nov-21	392,868	23,398	0.02%
	1	Japan Government Bond Future	Dec-21	1,360,362	(4,224)	(0.00)%
	5	LIF FTSE Index Future	Dec-21	476,542	3,955	0.00%
	13	LME Aluminum Future	Oct-21	926,169	110,085	0.08%
	7	LME Aluminum Future	Dec-21	500,019	10,416	0.01%
	2	LME Copper Future	Oct-21	447,025	(375)	(0.00)%
	8	LME Lead Future	Oct-21	421,700	(41,658)	(0.03)%
	4	LME Nickel Future	Nov-21	430,572	(21,563)	(0.02)%
	5	LME Zinc Future	Oct-21	372,406	(4,571)	(0.00)%
	6	LME Zinc Future	Nov-21	447,675	(2,658)	(0.00)%
	12	Natural Gas Future	Nov-21	704,040	126,700	0.09%
	8	Natural Gas Future	Dec-21	479,280	58,100	0.04%
	7	New Zealand Dollar Future	Dec-21	482,930	(13,470)	(0.01)%
	6	OSK Nikkei Future	Dec-21	1,588,542	(24,085)	(0.02)%
	72	Peso Future	Dec-21	1,743,840	(57,230)	(0.04)%
	7	Topix Index Future	Dec-21	1,277,367	(13,615)	(0.01)%
				Subtotal	$ (92,512)

	Number of Contracts	Description	Expiration Date	Notional Value at September 30, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Short Contracts
	(50)	Australian Dollar Future	Sep-21	$ 3,613,500	$ 64,995	0.05%
	(7)	ERX 2 Bund Future	Sep-21	909,534	(6)	(0.00)%
	(43)	Euro Future	Sep-21	6,224,250	118,978	0.09%
	(6)	Gold Future	Sep-21	1,054,200	710	0.00%
	(6)	Hk Index Future	Sep-21	944,885	(11,739)	(0.01)%
	(9)	Hshares Index Future	Sep-21	504,017	(8,939)	(0.01)%
	(8)	Lcattle Index Future	Jul-21	402,320	6,900	0.00%
	(12)	LME Aluminum Future	Jul-21	854,925	5,788	0.00%
	(2)	LME Copper Future	Sep-22	447,025	14,082	0.01%
	(8)	LME Lead Future	Dec-22	421,700	25,236	0.02%
	(5)	LME Zinc Future	Mar-23	372,406	4,624	0.00%
	(4)	Long Gilt Future	Sep-21	674,508	6,508	0.00%
	(8)	Swiss Franc Future	Sep-21	1,073,500	11,950	0.01%
	(4)	Silver Future	Sep-21	440,940	29,790	0.02%
	(51)	Yen Future	Jul-21	5,729,213	53,979	0.04%
				Subtotal	$ 322,856
				All Other Investments	5,510,011
				Total Value of Purchased Option	5,740,355

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.